INTEREST BEARING LOANS AND BORROWINGS - Short-term bank, other loans and short-term bonds (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Short-term bonds
Outstanding short-term borrowings	¥ 500,000	¥ 3,601,573
Short-term bank and other loans
Short-term bonds
Effective interest rate on short-term borrowings	4.52%	4.43%
Short-term bonds
Short-term bonds
Outstanding short-term borrowings	¥ 500,000	¥ 3,601,573
2017 short-term 4.30% bonds
Short-term bonds
Effective interest rate on short-term borrowings		4.30%
Outstanding short-term borrowings		¥ 3,101,573
2017 short-term 4.90% bonds
Short-term bonds
Effective interest rate on short-term borrowings		4.90%
Outstanding short-term borrowings		¥ 500,000
2018 Ningxia short-term 5.30% bonds
Short-term bonds
Effective interest rate on short-term borrowings		5.30%
Outstanding short-term borrowings	¥ 500,000